Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net income (loss) attributable to Vale's stockholders:
Net income (loss)	$ 995	$ (133)	$ 1,234	$ (1,775)
Thousands of shares
Weighted average number of shares outstanding - common shares	5,129,911	5,181,771	5,129,254	5,181,092
Common share
Basic and diluted earnings (loss) per share:
Common share (US$)	$ 0.19	$ (0.03)	$ 0.24	$ (0.34)